13F-HR
3/31/13

0001576422
uioh2p#r

NONE
1
Douglas L. Dethy
212-446-9330

DCCapital@dccap.com

13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Advisors, Limited
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:

The institutional investment manager filing this repor t and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York May 9, 2013

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value total:	$165,350.

List of Other Included Managers:

No.	13F File Number		Name

     FORM 13F INFORMATION TABLE

         NAME OF ISSUER         TITLE OF    CUSIP      VALUE   SHARES/  SH/PUT/ INVSTMT  OTHER  VOTING AUTHORITY
                                                     (x$1000)  PRN AMT  PRNCALLDISCRETN MANAGERS  SOLE   SHARED NONE

Aeropostale, Inc.                  COM    007865108        204    15000 SH       Sole               15000
Allegheny Technologies Inc.        COM    01741R102      15855   500000 SH       Sole              500000
Arch Coal Inc.                     COM    039380100      10860  2000000 SH       Sole             2000000
Callaway Golf                      COM    131193104       1655   250000 SH       Sole              250000
Chicago Bridge and Iron            COM    167250109      15525   250000 SH       Sole              250000
Cliffs Natural Resources Inc.      COM    18683K101       7604   400000 SH       Sole              400000
Commercial Vehicle Group Inc.      COM    202608105       3900   500000 SH       Sole              500000
Delta Air Lines Inc.               COM    247361702      16510  1000000 SH       Sole             1000000
Eaton Corporation                  COM    G29183103      24500   400000 SH       Sole              400000
Facebook Inc                     Class A  30303M102      12790   500000 SH       Sole              500000
Greenbrier Companies Inc           COM    393657101      11355   500000 SH       Sole              500000
Johnson Controls Inc               COM    478366107       8768   250000 SH       Sole              250000
Noranda Aluminum Holding Corp.     COM    65542W107       4490  1000000 SH       Sole             1000000
Quiksilver Inc                     COM    74838C106        517    85100 SH       Sole               85100
Roadrunner Transportation System   COM    76973Q105       1150    50000 SH       Sole               50000
Schlumberger Ltd                   COM    806857108      26212   350000 SH       Sole              350000
Transcocean Ltd                    COM    H8817H100       2598    50000 SH       Sole               50000
Vocus Inc                          COM    92858J108        858    60649 SH       Sole               60649